DISCONTINUED OPERATIONS - Statement of Operations (Details) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2025	Sep. 30, 2025	Sep. 30, 2024
DISCONTINUED OPERATIONS
Net income from discontinued operations, net of tax	$ (84,106)	$ (66,918)	$ (392,731)	$ (300,499)
Applied DNA Clinical Labs ("ADCL") | Discontinued operations
DISCONTINUED OPERATIONS
Clinical laboratory service revenues	220,552	546,878	572,928	1,317,930
Cost of clinical laboratory service revenues	245,223	493,681	790,455	1,275,891
Gross profit	(24,671)	53,197	(217,527)	42,039
Selling, general and administrative	59,292	123,401	215,105	398,357
Interest (income)	(143)	3,286	(3,301)	(55,819)
Interest (income)			(3,301)	(55,819)
Other expense, net			36,600
Net income from discontinued operations	(84,106)	(66,918)	(392,731)	(300,499)
Net income from discontinued operations, net of tax	$ (84,106)	$ (66,918)	$ (392,731)	$ (300,499)